Mergers, Acquisitions and Disposals (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Unaudited Pro Forma Financial Information

Unaudited pro forma financial data for the acquisition included, is as follow.

	Unaudited pro forma financial information for the –year ended December 31, 2017
Total revenues	Ps.	462,112
Income before income taxes and share of the profit of associates and joint ventures accounting for using the equity method		39,917
Net income		37,311

Basic net controlling interest income per share Series “B”	Ps.	2.12
Basic net controlling interest income per share Series “D”		2.65

The following unaudited consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) the acquisition of Vonpar, Farmacias Acuña, Specialty´s, Big John, Farmacias Generix, Grupo Torrey and Open Market as if these acquisitions have occurred on January 1, 2016; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired companies. Unaudited pro forma financial data for all acquisitions and merger included, are as follow.

	Unaudited pro forma financial information for the –year ended December 31, 2016
Total revenues	Ps.	410,831
Income before income taxes and share of the profit of associates and joint ventures accounting for using the equity method		29,950
Net income		28,110

Basic net controlling interest income per share Series “B”	Ps.	1.08
Basic net controlling interest income per share Series “D”		1.35

Below are unaudited consolidated pro forma data of the acquisitions made on 2015 as if Grupo Socofar, Farmacias Farmacon, Zimag, Atlas Transportes e Logística and merger of PEMEX franchises were acquired on January 1, 2015:

	Unaudited pro forma financial information for the –year ended December 31, 2015
Total revenues	Ps.	340,600
Income before income taxes and share of the profit of associates and joint ventures accounting for using the equity method		27,485
Net income		25,004

Basic net controlling interest income per share Series “B”	Ps.	0.97
Basic net controlling interest income per share Series “D”		1.21

Grupo Socofar [member]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows

The fair value of Grupo Socofar’s net assets acquired is as follows:

	2016 Final Purchase Price Allocation
Total current assets (including cash acquired of Ps. 795)	Ps.	10,499
Total non-current assets		4,240

Trademark rights		3,033

Total assets		17,772

Total liabilities		(12,564)

Net assets acquired		5,208

Goodwill		4,559 (1)

Non-controlling interest (2)		(2,082)

Total consideration transferred	Ps.	7,685

(1)	As a result of the purchase price allocation which was finalized in 2016, additional fair value adjustments from those recognized in 2015 have been recognized as follow: property, plant and equipment amounted of Ps. 197, trademark rights amounted of Ps. 3,033, other intangible assets with finite live amounted of Ps. 163 and deferred tax liabilities amounted of Ps. 1,009.
(2)	Measured at the proportionate share of the acquiree’s identifiable net assets.

Summary of Selected Income Statement Information Related to Business Acquisition

Selected income statement information of Socofar for the period from the acquisition date through December 31, 2015 is as follows:

Income Statement	2015
Total revenues	Ps.	7,583
Income before income taxes		394
Net income	Ps.	354

CCFPI [member]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows

Coca-Cola FEMSA’s fair value of CCFPI net assets acquired to the date of acquisition (February 2017) is as follows:

	2017 Final Purchase Price Allocation
Total current assets	Ps.	9,645
Total non-current assets		18,909
Distribution rights		4,144

Total assets		32,698

Total liabilities		(10,101)

Net assets acquired		22,597

Net assets acquired attributable to the parent company (51%)		11,524

Non-controlling interest		(11,072)

Fair value of the equity interest at the acquisition date		22,109

Carrying value of CCFPI investment derecognized		11,690

Loss as a result of remeasuring to fair value the equity interest		166

Gain on derecognition of other comprehensive income		2,996

Total profit from remeasurement of previously equity interest	Ps.	2,830

Summary of Selected Income Statement for Period from Acquisition Date

Coca-Cola FEMSA’s selected income statement information of Philippines for the period from the acquisition date through December 31, 2017 is as follows:

Income Statement	2017
Total revenues	Ps.	20,524
Income before income taxes		1,265
Net income	Ps.	896

Vonpar [member]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows

Coca-Cola FEMSA’s allocation of the purchase price to fair values of Vonpar’s net assets acquired and the reconciliation of cash flows is as follows:

	2017 Final Purchase Price Allocation
Total current assets (including cash acquired of Ps. 1,287)	Ps.	2,492
Total non-current assets		1,910
Distribution rights		14,793

Net assets acquired		19,325

Goodwill		2,152 (1)

Total consideration transferred		21,478

Amount to be paid through Promissory Notes		(6,992)
Cash acquired of Vonpar		(1,287)
Amount recognized as embedded financial instrument		485

Net cash paid	Ps.	13,198

(1)	As a result of the purchase price allocation which was finalized in 2017, additional fair value adjustments from those recognized in 2016 have been recognized as follows: total current assets amounted to Ps. (1,898), total non-current assets amounted to Ps. (8,945), distribution rights of Ps. 5,191 and goodwill of Ps. (5,559).

Summary of Selected Income Statement Information Related to Business Acquisition

Selected income statement information of Vonpar for the period from the acquisition date through to December 31, 2016 is as follows:

Income Statement	2016
Total revenues	Ps.	1,628
Income before income taxes

Other acquisitions [member]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows

The fair value of other acquisitions’ net assets acquired in the aggregate is as follows:

	Final Purchase Price Allocation
Total current assets (including cash acquired of Ps. 211)	Ps.	1,125
Total non-current assets		3,316

Total assets		4,441

Total liabilities		(2,062)

Net assets acquired		2,379

Goodwill		3,204	(2)

Non-controling interest (1)		35

Equity interest held previously		369

Total consideration transferred	Ps.	5,618

(1)	In the case of the acquisition of Specialty’s the non-controlling interest was measured at fair value at the acquisition date, and for Open Market the non-controlling interest was recognized at the proportionate share of the net assets acquired.
(2)	As a result of the purchase price allocation which was finalized in 2017, additional fair value adjustments from those recognized in 2016 have been recognized as follow: property, plant and equipment of Ps. 32, trademark rights of Ps. 836, other intangible assets of Ps. 983, and other liabilities of Ps. 593.

The fair value of other acquisitions’ net assets acquired in the aggregate is as follows:

	Final Purchase Price Allocation
Total current assets (including cash acquired of Ps. 71)	Ps.	1,683
Total non-current assets		2,319

Total assets		4,002

Total liabilities		(2,955)

Net assets acquired		1,047

Goodwill		5,027	(1)

Total consideration transferred	Ps.	6,074

(1)	As a result of the purchase price allocation which was finalized in 2016, additional fair value adjustments from those recognized in 2015 have been recognized as follow: property, plant and equipment amounted of Ps. 130, trademark rights amounted of Ps. 453 and other liabilities amounted of Ps. 1,202.

Summary of Selected Income Statement Information Related to Business Acquisition

Selected income statement information of other acquisitions in the aggregate amount for the period from the acquisition date through December 31, 2016 is as follows:

Income Statement	2016
Total revenues	Ps.	2,400
Income before income taxes		(66)
Net income	Ps.	(80)

Selected income statement information of these acquisitions for the period from the acquisition date through December 31, 2015 is as follows:

Income Statement	2015
Total revenues	Ps.	20,262
Income before income taxes		176
Net income	Ps.	120